Stock Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation Related Costs Share Based Payments [Line Items]
Common stock, par value	$ 1	$ 1
Stock repurchased	1,788
Restricted stock expense	$ 391,777	$ 263,216
Restricted stock award vested percent	100.00%
Forfeited stock awards	12,740
Restricted Stock
Compensation Related Costs Share Based Payments [Line Items]
Weighted average grant date fair value	$ 11.57
Unrecognized compensation costs	632,000
Vesting period for recognition of compensation costs	2 years
2007 Plan
Compensation Related Costs Share Based Payments [Line Items]
Restricted stock grant	$ 52,653	$ 42,785
2007 Plan | Common Stock
Compensation Related Costs Share Based Payments [Line Items]
Issuance of common stock	315,000
Common stock, par value	$ 1.00